Consolidated Statement of Changes in Equity (Deficit) - CAD ($) shares in Thousands, $ in Thousands	Share capital	Contributed surplus	Deficit	Total
Beginning balance, Amount at Dec. 31, 2016	$ 45,655	$ 3,945	$ (43,898)	$ 5,702
Beginning balance, Shares at Dec. 31, 2016	18,280
Statement Line Items [Line Items]
Loss and comprehensive loss			(19,729)	(19,729)	[1]
Shares issued, net, Amount	$ 24,397			24,397
Shares issued, net, Shares	3,750
Shares issued - convertible debentures (Note 15), Amount	$ 814			814
Shares issued - convertible debentures (Note 15), Shares	142
Stock based compensation		1,343		1,343	[2]
Options exercised, Amount	$ 250	(102)		148
Options exercised, Shares	62
Conversion of restricted share units (“RSUs”), Amount	$ 273	(273)
Conversion of restricted share units (“RSUs”), Shares	41
Equity component of convertible debentures		973		973
Amortization of warrants		147		147
Ending balance, Amount at Dec. 31, 2017	$ 71,389	6,033	(63,627)	13,795
Ending balance, Shares at Dec. 31, 2017	22,275
Statement Line Items [Line Items]
Impact of adopting IFRS 9 at January 1, 2018(1)			(5,135)	(5,135)
Loss and comprehensive loss			(22,022)	(22,022)	[1]
Shares issued - convertible debentures (Note 15), Amount	$ 3,157	(132)		3,025
Shares issued - convertible debentures (Note 15), Shares	766
Stock based compensation		1,320		1,320	[2]
Options and restricted share units (“RSUs”) exercised, Amount	$ 537	(226)		311
Options and restricted share units (“RSUs”) exercised, Shares	186
Amortization of warrants		50		50
Share issuance costs	(38)			(38)
Ending balance, Amount at Dec. 31, 2018	$ 75,045	7,045	(90,784)	(8,694)	[3]
Ending balance, Shares at Dec. 31, 2018	23,227
Statement Line Items [Line Items]
Loss and comprehensive loss			(10,825)	(10,825)
Incremental share issuance - acquisition of Difference Capital Financial Inc. (Note 21), Amount	$ 14,867			14,867
Incremental share issuance - acquisition of Difference Capital Financial Inc. (Note 21), Shares	3,176
Issuance of replacement stock-based awards - acquisition of Difference Capital Financial Inc. (Note 21)		682		682
Conversion of warrants (Note 24d), Amount	$ 1,534			1,534
Conversion of warrants (Note 24d), Shares	337
Shares issued - convertible debentures (Note 15), Amount	$ 1,568	(19)		1,549
Shares issued - convertible debentures (Note 15), Shares	367
Stock based compensation		1,732		1,732
Options and restricted share units (“RSUs”) exercised, Amount	$ 1,486	(716)		770
Options and restricted share units (“RSUs”) exercised, Shares	451
Amortization of warrants		137		137
Ending balance, Amount at Dec. 31, 2019	$ 94,500	$ 8,861	$ (101,609)	$ 1,752
Ending balance, Shares at Dec. 31, 2019	27,558

[1]	The consolidated statement of operations and comprehensive loss for fiscal year 2019 reflects the adoption of IFRS 16 on January 1, 2019, and for fiscal year 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated.
[2]	The consolidated statement of cash flows for the years ended December 31, 2019 and December 31, 2018 reflects the adoption of IFRS 16 on January 1, 2019 and IFRS 9 on January 1, 2018. The comparative information has not been restated.
[3]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.